Summary of significant accounting policies - Guarantee liabilities and Financial guarantee derivative (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of significant accounting policies
Contingent guarantee liabilities	¥ 748,306,610	$ 107,006,422	¥ 187,640,702